Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
		Mar. 22, 2024 shares	Oct. 10, 2023 CNY (¥)	Mar. 02, 2023 CNY (¥)	Apr. 11, 2022 CNY (¥)	Dec. 29, 2021 CNY (¥)	Oct. 20, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($)	Aug. 25, 2023 USD ($)	Dec. 31, 2021	Aug. 17, 2021 CNY (¥)	Mar. 08, 2021
Prepaid Expenses and Other Current Assets, Net [Line Items]
Invested equity interest	[1]							¥ 30,000	¥ 30,000		$ 4,110
Shares units (in Dollars) | $												$ 1,300
Stock Issued During Period, Shares, New Issues (in Shares) | shares								636,691
Allowance amount								¥ 30,000
Loan receivable								¥ 5,365	15,000
Interest receivable									¥ 1,335
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Invested equity interest														¥ 30,000
Equity interest purchased						¥ 30,000
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Working capital					¥ 7,000		¥ 8,000
Hangzhou Doujin Information Technology Co., Ltd [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Working capital				¥ 15,000
Zhejiang Mengxiang Zhixing Cultural Technology [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Working capital			¥ 1,200
Loan Term [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Interest rate			0.02%	0.02%
Loan term			1 year	1 year
Loan Term [Member] | Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Interest rate										0.50%			0.20%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Interest rate									0.50%	0.20%
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Equity interest, percentage														12.00%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Equity interest, percentage										32.00%					13.79%
Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares		2,969,114						403,089	995,118	3,540,960

[1]	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance. Due to uncertainty of collectability, the Company made full allowance of RMB30,000 in the year ended December 31, 2024.